Related party transactions - Total compensation (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) employee	Dec. 31, 2019 CAD ($)
Related party transactions
Salaries - key management	$ 2,148,420	$ 723,000
Pension contributions	18,529	10,960
Fees - Board of Directors	150,000	110,750
Share-based compensation - officers	1,989,144	13,473
Share-based compensation - Board of Directors	846,410	89,025
Other benefits - key management	544,402	58,412
Total compensation	$ 5,696,905	$ 1,005,620
Number of employees added in key management | employee	3